Investments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Investments
4.
INVESTMENTS

(a) Short-term investments

As of December 31, 2021, and 2022, short-term investments included time deposits, and wealth management products in commercial banks of RMB262,813 and RMB156,182 (US$22,644), respectively.

For the years ended December 31, 2020, 2021 and 2022, the Group recognized interest income from its short-term investments of RMB23,780, RMB12,687 and RMB23,088 (US$3,347), respectively.

For the years ended December 31, 2020, 2021 and 2022 the Group recognized a credit loss on short-term investments of RMB7,096, RMB715 and reversed RMB714 (US$104) in “other expense” in the consolidated comprehensive income (loss), respectively.

(b) Long-term investments

The Group’s long-term investments include equity investments accounted for using the measurement alternative, equity investments with readily determinable fair value, equity investments accounted for using equity method, equity method investments accounted for using fair value option and available-for-sale debt securities.

Equity investments accounted for using the measurement alternative

In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2021 and 2022, the carrying amount of the Group’s equity investments accounted for using the alternative measurement was RMB1,349,272 and RMB1,141,207 (US$165,460), including RMB942,605 and RMB1,257,876 (US$182,375) accumulated impairment, and RMB287,339 and RMB331,566 (US$48,073) accumulated upward adjustment, respectively. During the years ended December 31, 2021 and 2022, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer, the aggregate carrying amount of these investments was RMB154,488 and RMB106,662 (US$15,465) as of December 31, 2021 and 2022, respectively.

Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	121,555	82,504	33,346	4,835
Gross unrealized losses (impairment)	(66,063)	(351,380)	(287,005)	(41,612)
Net unrealized gains (losses) on equity securities held	55,492	(268,876)	(253,659)	(36,777)
Net realized gains on equity securities sold	482,202	67,105	32,536	4,717
Total net gains (losses) recognized in other income, net	537,694	(201,771)	(221,123)	(32,060)

In 2022, the Group: i) acquired equity interests in three equity investees for a total consideration of RMB59,581 (US$8,638). ii) disposed certain equity interest in equity investees and recognized a disposal gain of RMB32,536 (US$4,717) in “Other income”.

In 2021, the Group: i) acquired equity interests in two equity investees for a total consideration of RMB7,000. ii) disposed certain equity interest in equity investees and recognized a disposal gain of RMB67,105 in “Other income”.

In 2020, the Group: i) acquired equity interests in three equity investees for a total consideration of RMB20,000. ii) disposed the remaining portion of equity ownership of Bytedance and recognized a disposal gain of RMB465,877 in “Other income” (iii) recognized RMB342,433 of remaining interest in the gaming related business as result of the deconsolidation.

The Group received dividends from investees of RMB4,002, RMB2,558 and nil which were recorded in “Other income” in the consolidated comprehensive income (loss) for the years ended December 31, 2020, 2021 and 2022, respectively.

Equity investments with readily determinable fair value

The Group purchased equity interest of a company listed on the HK Stock Exchange in 2019 and disposed all the equity interest of the Company in 2021. Unrealized gains for the equity investments with readily determinable fair value were RMB5,327 and nil and nil, which were recorded in “Other income” in the consolidated comprehensive income (loss) for years ended December 31, 2020, 2021 and 2022, respectively. Realized gains were RMB18,488 and RMB767 and nil, which were recorded in “Other income” in the consolidated comprehensive income (loss) for years ended December 31, 2020, 2021 and 2022, respectively.

Equity investment accounted for using fair value option

The Group owned 49.6% equity interest of Live.me on a fully dilutive basis The fair value of the equity interest held by the Group was RMB362,235 and RMB370,162 (USD$53,668) as of December 31, 2021 and 2022, respectively. For the years ended December 2020, 2021 and 2022, the Group recorded unrealized gain of RMB857, RMB6,537 and unrealized losses of RMB25,601

(US$3,712) for Equity investments accounted for using fair value option in “Other income” and “Other expense” in the consolidated comprehensive income (loss), respectively.

Equity investments accounted for using equity method

The carrying amount of the Company’s equity method investments were RMB236,552 and RMB238,591 (US$34,592) as of December 31, 2021 and 2022, respectively.

In 2022, the Group acquired an equity method investment with total consideration of RMB10,000 (US$1,450).

In 2021, the Group acquired an equity method investment with total consideration of RMB2,500.

In 2020, the Group acquired equity method investments with aggregate consideration of RMB15,040, and recognized RMB18,000 of equity method investments as result of the deconsolidation of a business in the Group’s Internet Business segment.

The Group recorded its share of loss of RMB5,231, share of income of RMB60,992 and share of loss of RMB12,143 (US$1,761) from equity investments accounted for using equity method for the years ended December 31, 2020, 2021 and 2022, respectively. For the years ended December 31, 2020, 2021 and 2022, nil impairment losses were recorded for the equity investments accounted for using equity method.

None of equity method investments, including the investment that the Group elects to account for using the fair value option, was considered individually material for the years ended December 31, 2020, 2021 and 2022. The Group summarized the unaudited condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance sheet data:
Current assets	520,871	463,921	67,262
Non-current assets	1,798,402	1,404,594	203,647
Current liabilities	182,176	173,776	25,195
Non-current liabilities	7,746	13,249	1,921
Redeemable preferred shares	906,420	1,059,852	153,664

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Operating data:
Revenues	944,974	925,020	755,532	109,542
Gross profit	307,531	407,487	285,140	41,341
Operating income (loss)	109,456	459,079	(10,022)	(1,453)
Net income (loss)	115,962	464,352	(8,133)	(1,179)

Available-for-sale debt securities

Available-for-sale debt securities in long-term investments primarily represent investments in preferred shares that are redeemable at the Group’s option, which are measured at fair value.

In 2021, the Group sold part of equity interest of an investment previously accounted for using the measurement alternative and the remaining equity interest held was reclassified and accounted for as available-for-sale debt securities since the Group has a put option to require the equity investee to redeem the Group’s equity interest at the Group’s option. The Group remeasured the fair value of the investment upon the reclassification with a remeasurement loss of RMB42,883 recorded in “Other expense” in the consolidated comprehensive income (loss).

As of December 31, 2021, and 2022, long-term available-for-sale debt securities were 46,339 and RMB42,371 (US$6,143), respectively.

For the years ended December 31, 2020, 2021 and 2022, the Group recognized fair value loss on long-term available-for-sale debt securities of nil, nil and RMB8,270 (US$1,199) respectively in other comprehensive income.